UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Shareholders

Summit Municipal Income Fund	April 30, 2018

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS

HIGHLIGHTS

■	Tax-free municipal bond returns were negative in the six-month period ended April 30, 2018, but generally outperformed taxable investment-grade bonds.
■

The performance of the Summit Municipal Funds was mixed in the first half of their fiscal year. The Summit Municipal Income Fund performed approximately in line with its Lipper peer group, while the Summit Municipal Intermediate Fund and Summit Municipal Money Market Fund lagged their peers.

■	For the Summit municipal bond funds, longer relative duration positioning weighed on results as interest rates increased.
■

While the uncertainty around the long-term impacts of tax reform and the increased chance of rising yields represent near-term headwinds for broad muni market performance, we believe fundamentals are sound overall.

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CIO Market Commentary

Dear Shareholder

Global markets experienced an abrupt reversal in early 2018, as a prolonged stretch of slow and steady gains in many equity markets gave way to a spike in volatility. In February, the S&P 500 Index broke its longest streak of positive monthly total returns on record and briefly declined by over 10% from its recent highs, putting it in correction territory. Overseas markets broadly followed Wall Street lower, and global stocks remained volatile through April. Strong results from November through January helped most markets end with gains for the first half of your fund’s fiscal year, however.

Several factors appeared to have unsettled investors, but the impact of tighter monetary policy and fears about heightened trade tensions were primary among them. Data in early February showing faster wage gains in the U.S. fostered speculation that the Federal Reserve might accelerate its pace of interest rate hikes in order to fight inflation. While most other central banks continued to keep short-term rates steady at very low levels, longer-term rates in many countries crept up as economic growth solidified. Investors around the world began to consider how the normalization of monetary policy might potentially impact stock and bond prices.

Uncertainties deepened in early March after the Trump administration surprised many with the announcement of tariffs on imported steel and aluminum, only to later grant select trading partners temporary exemptions. The trade conflict between China and the U.S. intensified, however, with the U.S. announcing additional tariffs on Chinese goods and China responding with its own tariffs in a tit-for-tat escalation that proceeded through April.

World currencies fluctuated amid increased market volatility, geopolitical swings, and concerns about rising U.S. protectionism. The greenback began to strengthen late in the period as the 10-year U.S. Treasury yield broke through 3%; but for the full six months ended April 30, the dollar declined almost 4% against the euro, British pound, and Japanese yen. The rise in other currencies boosted returns for U.S. investors in overseas markets.

Emerging markets, supported by good earnings growth, proved resilient for much of the period and outperformed their developed peers over the last six months. Oil exporters and other commodity producers benefited from rising prices, and improving fiscal conditions lowered borrowing costs in a number of emerging economies. The month of April proved tougher for emerging markets, though, as U.S. yields and the dollar began to rise.

Notably, the shift in market sentiment beginning in February did not correspond to a widespread deterioration in economic conditions or corporate fundamentals. Indeed, corporate profit growth accelerated across many markets, and the world’s major economies continued to expand in sync for the first time in several years. Market strength in the first three months of the period was largely based on the expectation of this improvement; conversely, weakness in the back half of the period appears to have largely reflected growing skepticism about whether this pace of improvement is sustainable.

Time will tell if the recent turbulence was signaling trouble ahead or if the market was simply consolidating the strong gains over the past several years before moving higher. Among the developments we will be watching closely are election results in the U.S., Europe, and elsewhere, and whether a continuing populist backlash results in a wave of protectionism. On the economic front, the possibility that inflation finally takes hold in developed markets and how consumers and businesses adjust to an end of extreme monetary accommodation will help determine if growth can sustain its momentum. In historical terms, equity and bond valuations remain generally elevated, posing the risk that asset prices won’t keep pace with improving fundamentals over the short term.

Many investors have been asking our view on the recent return to more normal levels of market volatility. It’s important to underscore that volatility, while sometimes unsettling, can be the friend of long-term, patient investors. More volatility can benefit active management, and I am confident that our dedicated, worldwide team of investment professionals are taking advantage of this period to discover new opportunities. Moreover, I have no doubt that your fund’s experienced manager will continue to make the best use of those insights, putting the long-term interests of our shareholders above the short-term instincts that too often drive markets.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

FUND COMMENTARY

Q: How did the fund perform in the past six months?

The Summit Municipal Money Market Fund returned 0.39% in the six months ended April 30, 2018. The fund underperformed the Lipper Tax-Exempt Money Market Funds Index. (Past performance cannot guarantee future results.)

Q: What factors influenced the fund’s performance?

The Federal Reserve remained active during the reporting period and raised rates by 25 basis points in both December and March, which lifted the fed funds target rate to a range of 1.50% to 1.75% by the end of April (100 basis points equal one percentage point). Other short-term interest rates also rose in accordance with the Fed rate decisions. Variable rate yields averaged 1.18% since our last report compared with an average of 0.84% for the prior six months. One-year maturities traded at 1.78% compared with 1.10% at the start of the period.

With supply somewhat constrained in the municipal money market, the fund benefited from a strategy in which we underweighted variable rate demand notes in favor of somewhat longer-dated positions in commercial paper. Generally, this strategy resulted in a weighted average maturity somewhat longer than that of the peer group.

Q: How is the fund positioned?

Although variable rate demand notes, at 35% of net assets, represented the portfolio’s largest position in absolute terms at the end of the period, the fund continued to underweight these securities compared with our peer group average in favor of longer-maturity debt such as commercial paper. Lack of supply in the municipal bond market has increased the levels of cash that muni investors need to invest while they wait for bonds to become available. In the municipal money market, this has suppressed short rates and made longer-dated securities more attractive. The fund is positioned to limit expected declines in variable rates during the next few months as demand—coming from seasonal bond maturities and coupon payments—exceeds supply.

Credit quality continues to play a significant part in our asset selection. As a policy, we favor highly rated securities such as housing, hospital, and education revenue bonds, as well as high-quality general obligation debt. Some prominent positions in the portfolio include Massachusetts, Texas, Charleston County School District, and Wisconsin Housing. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Q: What is portfolio management’s outlook?

The Fed’s projections and many market participants’ expectations, including ours, are for the Fed to raise rates again in June and September of this year. However, seasonal supply and demand factors will likely limit the pass-through of such rate increases to the municipal money market for at least the next few months. Therefore, we look to strike a balance between exposure to rate increases through our variable rate positions while at the same time responding to the technical factors suppressing rates through shorter-dated (out to 90 days) commercial paper positions. Should we see a pickup in municipal bond issuance—which would serve to soak up excess cash—we will be positioned to react quickly.

As always, we remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

SUMMIT MUNICIPAL INTERMEDIATE FUND

INVESTMENT OBJECTIVE

The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

FUND COMMENTARY

Q: How did the fund perform in the past six months?

The Summit Municipal Intermediate Fund returned -1.24% in the six months ended April 30, 2018. The fund underperformed the Lipper Intermediate Municipal Debt Funds Average. (Returns for the Advisor Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results.)

Q: What factors influenced the fund’s performance?

Tax-free municipal bonds produced negative results as Treasury yields increased to multiyear highs in the six-month period ended April 30, 2018. While returns were negative, the municipal market outperformed taxable alternatives. The fund’s benchmark, the Bloomberg Barclays Municipal 1–15 Year Blend (1–17) Bond Index, returned -1.16% versus -1.63% for the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, a measure of intermediate-maturity investment-grade taxable bond performance.

Despite a surge of issuance at the end of 2017, steady demand and lower year-to-date issuance in 2018 provided a supportive technical backdrop for the municipal market. Supply spiked in the fourth quarter of 2017 as issuers rushed to complete new deals ahead of any potential tax law changes. There were concerns that the legislation would no longer allow the tax-exempt issuance of private activity bonds, which can be used to fund projects such as hospitals and airports. Ultimately, tax reform eliminated advance refundings, which had allowed issuers to achieve cost savings by refinancing existing debt with new bonds, but issuers of private activity bonds retained their ability to issue tax-exempt debt.

Security selection, particularly in the health care and industrial revenue segments, was the largest contributor to the fund’s relative results. The fund also benefited from an overweight to revenue bonds as the revenue sector outperformed general obligation debt, and our overweight to health care added value. The fund’s relatively long average duration weighed on results as yields rose during the period; however, the portfolio’s overweight positions in bonds with longer maturities aided results as short-term rates rose more than long-term rates.

Q: How is the fund positioned?

The fund’s duration, a measure of sensitivity to interest rate changes, increased from 4.3 years to 4.6 years at the end of the period—slightly longer than our benchmark. The portfolio’s weighted average maturity moved from 8.7 years to 9.0 years. We maintained our overweight allocation to 15-year and longer maturities for the extra yield those bonds provide, a strategy that has benefited the fund over the long term.

We maintained our preference for revenue bonds over general obligation debt as a result of our longer-term concern that many municipalities will face fiscal challenges related to unfunded pension and other post-employment benefit liabilities. We believe the revenue sector is an area where our fundamental research process can find bonds that offer higher risk-adjusted yields.

Within the revenue sector, transportation and health care remained the fund’s largest allocations in both absolute and relative terms. The two sectors together accounted for about 40% of the fund’s net assets at the end of the period. The credit quality of not-for-profit hospitals has been on a positive trajectory for several years, driven in part by solid fiscal stewardship and improved balance sheets. We remain constructive on revenue bonds issued for essential transportation projects, including toll roads and airports, that are well insulated from the public pension challenges many general obligation issuers face.

In terms of credit quality, more than half of the fund’s net assets were invested in securities with the highest ratings (AAA or AA). However, relative to the benchmark, the fund continued to overweight lower-quality investment-grade bonds, particularly debt rated A and BBB. We believe these bonds offer greater value than their higher-quality counterparts and are an area where our dedicated municipal credit research team can find investment opportunities to build incremental risk-adjusted yield. We also maintain a modest allocation to bonds with noninvestment-grade ratings and unrated securities, which provides further credit quality diversification.

Q: What is portfolio management’s outlook?

We believe that the municipal bond market remains a high-quality market that offers good opportunities for long-term investors seeking tax-free income. While the uncertainty around the long-term impacts of tax reform and the increased chance of rising yields represent near-term headwinds for broad muni market performance, we believe fundamentals are sound overall, and global economic uncertainties could spur demand for the asset class. As the Fed continues on the path to interest rate normalization, muni bond yields are likely to rise along with Treasury yields—although probably not to the same extent. While higher yields pressure bond prices, munis should be less susceptible to slowly rising rates than Treasuries given their attractive tax-equivalent yields and the steady demand for tax-exempt income.

Although we believe that many states deserve high credit ratings and will be able to continue servicing their debts, we have longer-term concerns about significant funding shortfalls for pensions and other post-employment benefit obligations in some jurisdictions. While few large plans are at risk of insolvency in the near term, the magnitude of unfunded liabilities is becoming more conspicuous in a few states. Ultimately, we believe independent credit research is our greatest strength and will remain an asset for our investors as we navigate the municipal market.

SUMMIT MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of income exempt from federal income taxes.

FUND COMMENTARY

Q: How did the fund perform in the past six months?

The Summit Municipal Income Fund returned -0.55% in the six months ended April 30, 2018. The fund performed roughly in line with the Lipper General & Insured Municipal Debt Funds Average. (Returns for the Advisor Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results.)

Q: What factors influenced the fund’s performance?

Tax-free municipal bonds produced negative results as Treasury yields increased to multiyear highs in the six-month period ended April 30, 2018. While returns were negative, the municipal market outperformed taxable alternatives. The fund’s benchmark, the Bloomberg Barclays Municipal Bond Index, returned -0.97% versus -1.87% for the Bloomberg Barclays U.S. Aggregate Bond Index, a measure of investment-grade taxable bond performance.

Despite a surge of issuance at the end of 2017, steady demand and lower year-to-date issuance in 2018 provided a supportive technical backdrop for the municipal market. Supply spiked in the fourth quarter of 2017 as issuers rushed to complete new deals ahead of any potential tax law changes. There were concerns that the legislation would no longer allow the tax-exempt issuance of private activity bonds, which can be used to fund projects such as hospitals and airports. Ultimately, tax reform eliminated advance refundings, which had allowed issuers to achieve cost savings by refinancing existing debt with new bonds, but issuers of private activity bonds retained their ability to issue tax-exempt debt.

Security selection within the revenue-backed debt sector contributed to the fund’s relative results, and our holdings in the health care, special tax, and industrial revenue segments performed particularly well. Our overweight to health care also added value as the sector held up relatively well during the period. The fund’s long average duration relative to the benchmark detracted from returns as yields increased during the period. The fund’s positioning in lower-quality bonds was also positive as investors sought out higher-yielding securities.

Q: How is the fund positioned?

The fund’s duration, a measure of sensitivity to interest rate changes, was 4.7 years at the end of the period. This was unchanged from six months earlier and was slightly shorter than that of our benchmark at period-end. The portfolio’s weighted average maturity moved from 17.9 years to 18.4 years as we added bonds with longer maturities. We believe that longer-maturity revenue bonds represent the best long-term value in the municipal market. Overall, we seek the right balance between investing for higher yields and keeping interest rate risk in the low to moderate range.

Our preference for revenue bonds over general obligation debt remained intact as a result of our longer-term concern that many municipalities will face fiscal challenges related to unfunded pension and other post-employment benefit liabilities. Within the revenue sector, transportation and health care, which typically offer above-average yields, remained our largest allocations and together made up half of the fund’s net assets at the end of the period. These segments also represent our largest overweights relative to the benchmark. The credit quality of not-for-profit hospitals has been on a positive trajectory for several years, driven in part by solid fiscal stewardship and improving balance sheets. Within the transportation sector, we favor revenue bonds issued for essential projects, including toll roads and airports, that are well insulated from the public pension challenges many general obligation issuers face.

Our purchases during the period included Baycare Health System (Tampa, FL) in the health care sector and Denver International Airport Great Hall Project and Hampton Roads Transportation Commission Fund in transportation. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

We are modestly overweight in prerefunded bonds, which made up 9% of the portfolio’s net assets at period-end. These securities provide the fund with another source of liquidity in addition to cash, which we believe is appropriate in the current rate environment, and leaves us well positioned to take advantage of the possibility of further interest rate increases.

In terms of credit quality, more than half the fund’s net assets were invested in A and BBB rated debt. We maintained this overweight relative to the benchmark as we believe securities with these ratings are an area where our credit research team can find investment opportunities that offer incremental risk-adjusted yield. We also kept a modest exposure to below investment-grade and unrated bonds.

Q: What is portfolio management’s outlook?

We believe that the municipal bond market remains a high-quality market that offers good opportunities for long-term investors seeking tax-free income. While the uncertainty around the long-term impacts of tax reform and the increased chance of rising yields represent near-term headwinds for broad muni market performance, we believe fundamentals are sound overall, and global economic uncertainties could spur demand for the asset class. As the Fed continues on the path to interest rate normalization, muni bond yields are likely to rise along with Treasury yields—although probably not to the same extent. While higher yields pressure bond prices, munis should be less susceptible to slowly rising rates than Treasuries given their attractive taxable-equivalent yields and the steady demand for tax-exempt income.

While we believe that many states deserve high credit ratings and will be able to continue servicing their debts, we have longer-term concerns about significant funding shortfalls for pensions and other post-employment benefit obligations in some jurisdictions. Although few large plans are at risk of insolvency in the near term, the magnitude of unfunded liabilities is becoming more conspicuous in a few states. Ultimately, we believe independent credit research is our greatest strength and will remain an asset for our investors as we navigate the municipal market.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN MUNICIPAL SECURITIES

Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax (AMT).

RISKS OF INVESTING IN THE SUMMIT MUNICIPAL MONEY MARKET FUND

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2018, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund have two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

**PORTFOLIO OF INVESTMENTS‡**

(Amounts in 000s)

## MUNICIPAL SECURITIES 100.0%

| | Par | $ Value |
|---|---|---|
| **Alaska 0.1%** | | |
| Valdez Marine, Exxon Mobil, Series B, VRDN, 1.55%, 12/1/33 | 865 | 865 |
| | | 865 |
| **Arizona 0.4%** | | |
| Arizona HFA, Banner Health, Series B, VR, 67% of 3M USD LIBOR+ 0.81%, 2.359%, 1/1/37 | 750 | 701 |
| Phoenix Civic Improvement Corp., Sky Harbor Int'l. Airport Series A, 5.00%, 7/1/47 (1) | 3,000 | 3,340 |
| Phoenix Civic Improvement Corp., Wastewater, 5.50%, 7/1/23 | 2,000 | 2,012 |
| | | 6,053 |
| **Arkansas 0.2%** | | |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/20 | 615 | 645 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/21 | 465 | 498 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/22 | 380 | 414 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/23 | 600 | 661 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/24 | 800 | 886 |
| | | 3,104 |
| **California 14.3%** | | |
| ABAG Fin. Auth. for Nonprofit Corp., Sharp Healthcare Series A, 5.00%, 8/1/43 | 6,500 | 7,084 |
| Anaheim Housing and Public Improvement Auth., Electric Utility Distribution, Series A, 5.00%, 10/1/36 (Prerefunded 10/1/21) (2) | 1,020 | 1,123 |
| Anaheim Housing and Public Improvement Auth., Electric Utility Distribution, Unrefunded Balance, 5.00%, 10/1/36 | 1,380 | 1,495 |
| Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Series F-1, 5.00%, 4/1/54 | 6,000 | 6,564 |
| Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Series F-1, 5.625%, 4/1/44 (Prerefunded 4/1/19) (2) | 7,830 | 8,110 |

| | | |
|---|---|---|
| California, Economic Recovery, Series A, 5.25%, 7/1/21 (Prerefunded 7/1/19) (2) | 2,540 | 2,643 |
| California, Economic Recovery, Series A, 5.25%, 7/1/21 (Prerefunded 7/1/19) (2) | 1,460 | 1,519 |
| California, GO, 5.00%, 10/1/39 | 3,550 | 3,988 |
| California, GO, 5.25%, 9/1/25 | 5,000 | 5,531 |
| California, Various Purpose, GO, 4.00%, 9/1/34 | 6,250 | 6,604 |
| California, Various Purpose, GO, 5.00%, 9/1/31 | 5,000 | 5,471 |
| California, Various Purpose, GO, 5.00%, 9/1/31 | 5,000 | 5,625 |
| California, Various Purpose, GO, 5.50%, 3/1/40 | 2,970 | 3,168 |
| California, Various Purpose, GO, 5.60%, 3/1/36 | 1,175 | 1,256 |
| California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22 (Prerefunded 5/1/20) (2) | 1,705 | 1,811 |
| California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22 | 1,045 | 1,110 |
| California EFA, Univ. of Southern California, Series A 5.25%, 10/1/38 (Prerefunded 10/1/18) (2) | 2,225 | 2,258 |
| California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28 | 850 | 1,004 |
| California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32 | 185 | 215 |
| California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33 | 1,630 | 1,894 |
| California HFA, Kaiser Permanente, Series D, VR 5.00%, 11/1/32 (Tender 11/1/22) | 1,875 | 2,097 |
| California HFA, Memorial Health Services, Series A 5.00%, 10/1/33 | 2,750 | 3,047 |
| California HFA, Providence, Series C, 6.50%, 10/1/38 (Prerefunded 10/1/18) (2) | 20 | 20 |
| California HFA, Providence, Series C, 6.50%, 10/1/38 (Prerefunded 10/1/18) (2) | 980 | 999 |
| California HFA, Sutter Health, Series A, 5.00%, 11/15/35 | 1,500 | 1,715 |
| California HFA, Sutter Health, Series A, 5.00%, 8/15/52 | 13,050 | 14,157 |
| California HFA, Sutter Health, Series D, 5.25%, 8/15/31 | 3,050 | 3,366 |
| California Municipal Fin. Auth., Caritas Affordable Housing Series A, 5.25%, 8/15/39 | 700 | 764 |
| California Municipal Fin. Auth., Caritas Affordable Housing Series A, 5.25%, 8/15/49 | 1,925 | 2,086 |
| California Public Works Board, California State Univ., Series B 5.00%, 10/1/30 (Prerefunded 10/1/21) (2) | 1,500 | 1,651 |

| | | |
|---|---|---|
| California Public Works Board, California State Univ., Series B 5.25%, 10/1/27 (Prerefunded 10/1/21) (2) | 1,460 | 1,619 |
| California Public Works Board, Judicial Council, Series A 5.00%, 3/1/38 | 2,250 | 2,473 |
| California Public Works Board, Judicial Council, Series B 5.00%, 10/1/34 | 5,100 | 5,691 |
| California Public Works Board, Regents of the Univ. of California, Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (2) | 4,000 | 4,418 |
| California School Fin. Auth., Aspire Public Schools 5.00%, 8/1/36 (3) | 1,600 | 1,722 |
| California School Fin. Auth., Aspire Public Schools 5.00%, 8/1/41 (3) | 1,750 | 1,870 |
| California State Univ. Trustees, Series A, 5.25%, 11/1/38 (Prerefunded 5/1/19) (2) | 5,000 | 5,176 |
| California Statewide CDA, American Baptist Homes of the West, 6.25%, 10/1/39 | 3,000 | 3,159 |
| California Statewide CDA, CHF-Irvine, Univ. of California Student Housing Irvine East Campus Apartments, Series A 5.00%, 5/15/47 | 4,000 | 4,422 |
| California Statewide CDA, Huntington Memorial Hosp. Series B, 5.00%, 7/1/28 | 2,910 | 3,284 |
| California Statewide CDA, Loma Linda Univ. Medical Center Series A, 5.25%, 12/1/56 (3) | 1,975 | 2,099 |
| California Statewide CDA, Polytechnic School, 5.00%, 12/1/29 | 1,225 | 1,283 |
| Golden State Tobacco Securitization Corp., Tobacco Industry Series A, 5.00%, 6/1/34 | 5,000 | 5,593 |
| Golden State Tobacco Securitization Corp., Tobacco Industry Series A, 5.00%, 6/1/35 | 2,955 | 3,300 |
| Golden State Tobacco Securitization Corp., Tobacco Industry Series A, 5.00%, 6/1/45 | 2,500 | 2,761 |
| Inland Valley Dev. Agency, Tax Allocation, Series A 5.00%, 9/1/44 (4) | 1,925 | 2,073 |
| Inland Valley Dev. Agency, Tax Allocation, Series A 5.25%, 9/1/37 | 4,130 | 4,570 |
| Irvine Unified School Dist., Special Tax, Series D, 5.00%, 3/1/57 | 2,620 | 2,854 |
| Los Angeles Airport, Series A, 5.25%, 5/15/39 | 5,520 | 5,710 |
| Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/29 | 2,000 | 2,210 |
| Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/37 | 2,000 | 2,186 |

| | | |
|---|---|---|
| Los Angeles County Public Works Fin. Auth., Series A 5.00%, 12/1/33 | 2,805 | 3,165 |
| Los Angeles County Regional Fin. Auth., MonteCedro Series A, 5.00%, 11/15/34 | 1,000 | 1,102 |
| Los Angeles Municipal Improvement Corp., Real Property Series C, 5.00%, 3/1/30 | 1,480 | 1,619 |
| Los Angeles Municipal Improvement Corp., Real Property Series C, 5.00%, 3/1/31 | 1,555 | 1,699 |
| Los Angeles Municipal Improvement Corp., Real Property Series C, 5.00%, 3/1/32 | 705 | 769 |
| Los Angeles Unified School Dist., Series A, GO, 4.00%, 7/1/33 | 2,500 | 2,637 |
| Palm Springs, Int'l. Airport, 5.45%, 7/1/20 (1) | 530 | 530 |
| Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4) | 1,000 | 1,132 |
| Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4) | 2,800 | 3,160 |
| Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4) | 2,620 | 2,952 |
| Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37 | 2,000 | 2,143 |
| Sacramento County Airport, Series C, 5.00%, 7/1/37 (1)(5) | 2,000 | 2,273 |
| Sacramento County Sanitation Dist. Fin. Auth., Series B, VR 67% of 3M USD LIBOR+ 0.53%, 1.874%, 12/1/35 (6) | 700 | 672 |
| San Diego County Regional Airport Auth., Series A 5.00%, 7/1/40 | 5,000 | 5,282 |
| San Diego County Regional Airport Auth., Series B 5.00%, 7/1/43 (1) | 7,000 | 7,571 |
| San Diego Public Fac. Fin. Auth., Water, Series B 5.50%, 8/1/39 (Prerefunded 8/1/19) (2) | 10,000 | 10,459 |
| San Diego Redev. Fin. Auth., Tax Allocation, Naval Training Center, Series A, 5.00%, 9/1/25 (Prerefunded 9/1/20) (2) | 500 | 536 |
| San Francisco City & County Airports Commission San Francisco Int'l. Airport, 5.00%, 5/1/40 | 2,870 | 3,016 |
| San Francisco City & County Airports Commission San Francisco Int'l. Airport, Series E, 6.00%, 5/1/39 | 3,000 | 3,121 |
| San Francisco City & County Redev. Agency, Mission Bay North, Series C, 6.75%, 8/1/41 (Prerefunded 2/1/21) (2) | 750 | 846 |
| San Jose Redev. Agency, Housing Set-Aside, Series A1 5.375%, 8/1/29 (Prerefunded 8/1/20) (2) | 1,350 | 1,455 |
| San Marcos Redev. Agency, Successor Agency Tax Series A, 5.00%, 10/1/30 | 1,550 | 1,789 |

| | | |
|---|---|---|
| San Marcos Redev. Agency, Successor Agency Tax Series A, 5.00%, 10/1/33 | 1,125 | 1,274 |
| San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1 Special Tax, 5.875%, 9/1/32 | 1,375 | 1,531 |
| Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40 | 2,000 | 2,087 |
| Univ. of California Regents, Series AR, 5.00%, 5/15/35 | 1,500 | 1,724 |
| Univ. of California Regents, Series M, 5.00%, 5/15/47 | 5,000 | 5,689 |
| | | 237,081 |
| **Colorado 2.8%** | | |
| Colorado HFA, Adventist Health/Sunbelt, Series A 5.00%, 11/15/41 | 5,000 | 5,547 |
| Colorado HFA, Catholic Health Initiatives, Series A 5.25%, 1/1/40 | 7,185 | 7,651 |
| Colorado HFA, Catholic Health Initiatives, Series A 5.25%, 1/1/45 | 10,000 | 10,623 |
| Colorado HFA, Frasier Meadows Manor, Series B 5.00%, 5/15/48 | 1,085 | 1,125 |
| Colorado HFA, Sunny Vista Living Center, Series A 6.125%, 12/1/45 (3) | 1,070 | 1,123 |
| Colorado HFA, Valley View Hosp., 5.75%, 5/15/36 (Prerefunded 5/15/18) (2) | 1,150 | 1,152 |
| Colorado High Performance Transportation, C-470 Express Lanes, 5.00%, 12/31/47 | 1,450 | 1,568 |
| Colorado High Performance Transportation, C-470 Express Lanes, 5.00%, 12/31/51 | 1,035 | 1,116 |
| Colorado High Performance Transportation, C-470 Express Lanes, 5.00%, 12/31/56 | 1,440 | 1,551 |
| Colorado Int'l. Center Metropolitan Dist. #14, 5.875%, 12/1/46 | 1,340 | 1,391 |
| Denver City & County Airport, Series B, 5.00%, 11/15/43 | 1,250 | 1,360 |
| Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (1) | 1,000 | 1,072 |
| Univ. of Colorado, Series A, 5.375%, 6/1/38 (Prerefunded 6/1/19) (2) | 10,000 | 10,374 |
| | | 45,653 |
| **Connecticut 0.4%** | | |
| Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/33 | 6,300 | 7,047 |

| | | |
|---|---|---|
| Mashantucket (Western) Pequot Tribe, 6.05% (PIK), 7/1/31 (7)(17) | 1,156 | 36 |
| | | 7,083 |
| **Delaware 0.3%** | | |
| Delaware Municipal Electric Corp., 5.00%, 7/1/37 | 5,000 | 5,328 |
| | | 5,328 |
| **District of Columbia 2.1%** | | |
| District of Columbia, American Society of Hematology 5.00%, 7/1/42 | 1,850 | 1,991 |
| District of Columbia, Income Tax, Series A, 5.50%, 12/1/30 | 2,000 | 2,112 |
| District of Columbia, Ingleside at Rock Creek, Series A 5.00%, 7/1/32 | 1,825 | 1,915 |
| District of Columbia, Ingleside at Rock Creek, Series A 5.00%, 7/1/37 | 460 | 477 |
| District of Columbia, Ingleside at Rock Creek, Series A 5.00%, 7/1/42 | 700 | 723 |
| District of Columbia, Ingleside at Rock Creek, Series A 5.00%, 7/1/52 | 1,155 | 1,185 |
| District of Columbia, Water & Sewer Auth., Series A 5.00%, 10/1/48 | 5,000 | 5,465 |
| Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) | 3,200 | 3,596 |
| Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44 | 4,150 | 4,309 |
| Metropolitan Washington Airports Auth., Dulles Toll Road Series B, STEP, 0.00%, 10/1/44 | 2,150 | 2,686 |
| Metropolitan Washington Airports Auth., Series A 5.00%, 10/1/29 | 1,275 | 1,359 |
| Metropolitan Washington Airports Auth., Series B 5.25%, 10/1/24 | 3,500 | 3,662 |
| Washington DC Convention & Sports Auth., Convention Center Hotel, Series A, 5.00%, 10/1/40 | 3,000 | 3,161 |
| Washington Metropolitan Area Transit Auth., Series A 5.25%, 7/1/29 (Prerefunded 7/1/19) (2) | 2,565 | 2,666 |
| | | 35,307 |

**Florida 10.0%**

| | | |
|---|---|---|
| Alachua County HFA, East Ridge Retirement Village 6.00%, 11/15/34 | 2,500 | 2,610 |
| Alachua County HFA, Shands Teaching Hosp. & Clinics Series A, 5.00%, 12/1/44 | 5,630 | 6,061 |
| Brevard County HFA, Health First, 5.00%, 4/1/39 | 3,000 | 3,228 |
| Broward County, Half-Cent Sales Tax, Main Court House 5.25%, 10/1/36 (Prerefunded 10/1/20) (2) | 2,415 | 2,602 |
| Broward County Airport, 5.00%, 10/1/47 (1) | 15,460 | 17,201 |
| Broward County Airport, Series O, 5.375%, 10/1/29 | 5,345 | 5,596 |
| Central Florida Expressway Auth., 5.00%, 7/1/42 | 5,230 | 5,928 |
| Central Florida Expressway Auth., Series B, 5.00%, 7/1/34 | 1,800 | 2,050 |
| Davie Ed. Fac., Nova Southeastern Univ., Series A 6.00%, 4/1/42 | 3,500 | 3,892 |
| Florida Municipal Power Agency, All Requirements, Series A 5.00%, 10/1/31 (Prerefunded 10/1/18) (2) | 955 | 968 |
| Florida Municipal Power Agency, All Requirements, Series A 5.00%, 10/1/31 | 170 | 172 |
| Florida Municipal Power Agency, All Requirements, Series A 6.25%, 10/1/31 (Prerefunded 10/1/19) (2) | 1,000 | 1,060 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (1) | 1,500 | 1,660 |
| Highlands County HFA, Adventist Health/Sunbelt, Series B 6.00%, 11/15/37 (Prerefunded 11/15/19) (2) | 5 | 5 |
| Highlands County HFA, Adventist Health/Sunbelt, Series B 6.00%, 11/15/37 | 1,995 | 2,126 |
| Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/30 | 3,000 | 3,279 |
| Jacksonville, Transit, Series A, 5.00%, 10/1/30 | 2,450 | 2,680 |
| Jacksonville, Transit, Series A, 5.00%, 10/1/31 | 1,900 | 2,074 |
| Lakewood Ranch Stewardship Dist., Special Assessment National Polo Run, 5.375%, 5/1/47 | 1,400 | 1,473 |
| Martin County HFA, Martin Memorial Medical Center 5.00%, 11/15/45 | 3,750 | 3,920 |
| Miami-Dade County Aviation, 5.00%, 10/1/41 | 5,750 | 6,440 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/28 (1) | 3,580 | 3,903 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/31 (1) | 5,000 | 5,421 |
| Miami-Dade County Aviation, Series A-1, 5.375%, 10/1/35 | 5,750 | 6,164 |

| | | |
|---|---|---|
| Miami-Dade County Aviation, Series A-1, 5.375%, 10/1/41 | 2,005 | 2,149 |
| Miami-Dade County EFA, Univ. of Miami, Series A 5.00%, 4/1/40 | 11,375 | 12,488 |
| Miami-Dade County EFA, Univ. of Miami, Series A 5.00%, 4/1/45 | 5,000 | 5,470 |
| Miami-Dade County EFA, Univ. of Miami, Series A 5.00%, 4/1/53 | 10,000 | 11,001 |
| Orange County HFA, Nemours Foundation, Series A 5.00%, 1/1/22 | 1,900 | 1,939 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/32 | 1,500 | 1,656 |
| OTC Community Dev. Dist., Jacksonville, Special Assessment Series A, 5.30%, 5/1/38 | 395 | 387 |
| Palm Beach County HFA, Sinai Residences of Boca Raton Series A, 7.25%, 6/1/34 | 685 | 788 |
| Palm Beach County HFA, Sinai Residences of Boca Raton Series A, 7.50%, 6/1/49 | 250 | 289 |
| Paseo Community Dev. Dist., 5.00%, 2/1/19 (8)(9) | 405 | — |
| Paseo Community Dev. Dist., Capital Appreciation, Series A-2 VR, 0.00%, 5/1/36 | 475 | 187 |
| Paseo Community Dev. Dist., Special Assessment, Series A-1 5.40%, 5/1/36 | 65 | 65 |
| Reedy Creek Improvement Dist., GO, 5.00%, 6/1/26 | 3,000 | 3,378 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/47 | 3,250 | 3,612 |
| Tampa, Baycare Health, Series A, 5.00%, 11/15/46 | 14,250 | 15,715 |
| Tampa Hillsborough County Expressway, 5.00%, 7/1/47 | 15,000 | 16,825 |
| | | 166,462 |
| **Georgia 4.6%** | | |
| Atlanta Airport, Series B, 5.00%, 1/1/33 | 2,500 | 2,800 |
| Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40 | 2,275 | 2,587 |
| Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44 | 10,000 | 11,337 |
| Atlanta Water & Sewer, Wastewater, Series A, 6.25%, 11/1/34 (Prerefunded 11/1/19) (2) | 1,000 | 1,064 |
| Cobb County Kennestone Hosp. Auth., Series B, 5.50%, 4/1/37 (Prerefunded 4/1/20) (2)(10) | 1,170 | 1,246 |
| Dalton, GO, 5.00%, 2/1/42 | 8,750 | 10,036 |
| DeKalb County Water & Sewer, 5.00%, 10/1/32 | 2,000 | 2,203 |

| | | |
|---|---|---|
| Fulton County Dev. Auth., WellStar Health, Series A 5.00%, 4/1/37 | 1,325 | 1,474 |
| Fulton County Dev. Auth., WellStar Health, Series A 5.00%, 4/1/42 | 1,520 | 1,677 |
| Fulton County Dev. Auth., WellStar Health, Series A 5.00%, 4/1/47 | 2,050 | 2,252 |
| Fulton County Dev. Auth., Woodruff Arts Center, Series A 5.00%, 3/15/36 | 2,625 | 2,896 |
| Fulton County Dev. Auth., Woodruff Arts Center, Series B 5.25%, 3/15/24 | 2,000 | 2,056 |
| Gainesville & Hall County Dev. Auth., ACTS Retirement Communities, 5.00%, 11/15/33 | 2,000 | 2,223 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.25%, 8/15/49 | 11,000 | 12,358 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (2) | 2,145 | 2,269 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, Unrefunded Balance, 5.375%, 2/15/40 | 665 | 702 |
| Georgia Private Colleges & Univ. Auth., Emory Univ., Series B 5.00%, 10/1/38 | 2,925 | 3,343 |
| Griffin Spalding County Hosp. Auth., WellStar Health, Series A 5.00%, 4/1/37 | 1,500 | 1,668 |
| Main Street Natural Gas, Georgia Municipal Gas Auth. Series B, 5.00%, 3/15/20 | 2,000 | 2,099 |
| Main Street Natural Gas, Royal Bank of Canada, Subseries C VR, 4.00% 8/1/48 (Tender 12/1/23) (5) | 6,400 | 6,792 |
| Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (11)(12) | 95 | 97 |
| Rockdale County Dev. Auth., Pratt Industries USA, Visy Paper Series A, 6.125%, 1/1/34 (1) | 1,750 | 1,753 |
| Savannah Hosp. Auth., Saint Joseph's/Candler Health 5.50%, 7/1/31 | 1,870 | 2,110 |
| | | 77,042 |

**Idaho 0.4%**

| | | |
|---|---|---|
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39 | 6,335 | 6,797 |
| | | 6,797 |

**Illinois 3.9%**

| | | |
|---|---|---|
| Chicago Midway Airport, Series A, 5.00%, 1/1/33 (1) | 3,600 | 3,904 |
| Chicago Midway Airport, Series A, 5.00%, 1/1/34 (1) | 2,400 | 2,599 |
| Chicago O'Hare Int'l. Airport, 5.25%, 1/1/19 (1) | 2,000 | 2,042 |
| Chicago O'Hare Int'l. Airport, 6.50%, 1/1/41 (Prerefunded 1/1/21) (2) | 2,000 | 2,223 |
| Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28 | 2,150 | 2,420 |
| Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47 | 3,725 | 4,104 |
| Chicago Wastewater, Series C, 5.00%, 1/1/31 | 1,400 | 1,511 |
| Cook County, Series C, GO, 5.00%, 11/15/29 | 1,750 | 1,882 |
| Cook County, Series C, GO, 5.00%, 11/15/33 | 2,740 | 2,916 |
| Illinois, GO, 5.50%, 7/1/38 | 4,500 | 4,632 |
| Illinois Fin. Auth., Northwestern Memorial Healthcare Series A1, VRDN, 1.53%, 8/15/42 | 1,300 | 1,300 |
| Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/34 | 435 | 482 |
| Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/36 | 640 | 706 |
| Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/41 | 1,855 | 2,033 |
| Illinois Fin. Auth., Rush Univ. Medical Center, Series C 6.625%, 11/1/39 (Prerefunded 5/1/19) (2) | 1,000 | 1,046 |
| Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-1 VRDN, 1.60%, 8/1/43 | 11,600 | 11,600 |
| Illinois Regional Transportation Auth., Series A 6.00%, 7/1/33 (6) | 2,000 | 2,519 |
| Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37 | 5,000 | 5,486 |
| Metropolitan Pier & Exposition Auth., McCormick Place Series A, 5.00%, 6/15/57 | 1,100 | 1,151 |
| Metropolitan Pier & Exposition Auth., McCormick Place Series A, 5.50%, 6/15/50 (Prerefunded 6/15/20) (2) | 730 | 782 |
| Metropolitan Pier & Exposition Auth., McCormick Place Series A, 5.50%, 6/15/50 | 2,270 | 2,323 |
| Metropolitan Pier & Exposition Auth., McCormick Place Series B2, 5.25%, 6/15/50 | 7,000 | 7,129 |
| | | 64,790 |

| | | |
|---|---|---|
| **Indiana 0.8%** | | |
| Indiana Fin. Auth., Ohio River Bridges, Series A 5.00%, 7/1/48 (1) | 1,750 | 1,858 |
| Indiana Fin. Auth., Ohio River Bridges, Series A 5.25%, 1/1/51 (1) | 5,440 | 5,833 |
| Indiana Fin. Auth., U.S. Steel, IDRB, 6.00%, 12/1/26 | 1,000 | 1,027 |
| Valparaiso, Pratt Paper, 6.75%, 1/1/34 (1) | 2,000 | 2,334 |
| Valparaiso, Pratt Paper, 7.00%, 1/1/44 (1) | 500 | 587 |
| Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31 (Prerefunded 9/1/21) (2) | 1,000 | 1,177 |
| | | 12,816 |
| **Iowa 0.1%** | | |
| Altoona, Urban Renewal Tax, 6.00%, 6/1/28 (Prerefunded 6/1/18) (2) | 1,000 | 1,004 |
| Iowa Fin. Auth., Iowa Fertilizer, Series B, 5.25%, 12/1/50 (Tender 12/1/37) | 600 | 630 |
| | | 1,634 |
| **Kansas 0.5%** | | |
| Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded 11/15/19) (2) | 3,000 | 3,148 |
| Wichita, Via Christi Health, Series IV-A, 5.00%, 11/15/29 (Prerefunded 11/15/21) (2) | 4,000 | 4,382 |
| | | 7,530 |
| **Kentucky 1.6%** | | |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 5.00%, 6/1/37 | 1,075 | 1,155 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 5.00%, 6/1/41 | 825 | 873 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 5.00%, 6/1/45 | 3,375 | 3,556 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 5.25%, 6/1/41 | 2,225 | 2,412 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 5.25%, 6/1/50 | 2,045 | 2,179 |

| | | |
|---|---|---|
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series A, 6.375%, 6/1/40 (Prerefunded 6/1/20) (2) | 4,635 | 5,038 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health Series B, 6.375%, 3/1/40 (Prerefunded 6/1/20) (2) | 1,525 | 1,658 |
| Louisville & Jefferson County Airport, United Parcel Service of America, Series C, VRDN, 1.61%, 1/1/29 (1) | 9,700 | 9,700 |
| | | 26,571 |
| **Louisiana 1.7%** | | |
| Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish Series A, 5.375%, 4/1/31 (Prerefunded 4/1/19) (2) | 1,000 | 1,032 |
| Louisiana Local Gov't. Environmental Fac. Auth., Westlake Chemical, Series A, 6.50%, 8/1/29 | 1,670 | 1,830 |
| New Orleans Aviation Board, Series A, 5.00%, 1/1/43 | 1,865 | 2,080 |
| New Orleans Aviation Board, Series A, 5.00%, 1/1/48 | 4,250 | 4,723 |
| New Orleans Aviation Board, Series B, 5.00%, 1/1/34 (1) | 4,000 | 4,361 |
| New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (1) | 2,300 | 2,511 |
| New Orleans Aviation Board, Series D2, 5.00%, 1/1/38 (1) | 1,250 | 1,379 |
| New Orleans Sewage, 5.00%, 6/1/40 | 1,500 | 1,633 |
| New Orleans Sewage, 5.00%, 6/1/45 | 1,350 | 1,465 |
| New Orleans Water, 5.00%, 12/1/45 | 5,500 | 5,992 |
| Saint Charles Parish PCR, Valero Energy, VR, 4.00%, 12/1/40 (Tender 6/1/22) | 500 | 529 |
| | | 27,535 |
| **Maryland 6.1%** | | |
| Baltimore City, Convention Center Hilton, 5.00%, 9/1/36 | 1,720 | 1,904 |
| Baltimore City, Convention Center Hilton, 5.00%, 9/1/46 | 1,750 | 1,915 |
| Baltimore City, Wastewater, Series C, 5.00%, 7/1/33 | 3,190 | 3,606 |
| Baltimore City, Water, 5.00%, 7/1/31 | 2,155 | 2,437 |
| Baltimore City, Water, Series B, 5.00%, 7/1/28 | 1,500 | 1,691 |
| Baltimore City, Water, Series B, 5.00%, 7/1/30 | 2,280 | 2,559 |
| Gaithersburg, Asbury Maryland Obligated Group, Series A 5.125%, 1/1/36 | 2,150 | 2,151 |
| Maryland Economic Dev. Corp., 5.75%, 6/1/35 (Prerefunded 6/1/20) (2) | 1,900 | 2,043 |

| | | |
|---|---|---|
| Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22 | 1,650 | 1,707 |
| Maryland Economic Dev. Corp., Purple Line Transit Partners Light Rail, Series C, 5.00%, 9/30/28 (1) | 1,410 | 1,507 |
| Maryland Economic Dev. Corp., Purple Line Transit Partners Light Rail, Series D, 5.00%, 9/30/24 (1) | 250 | 282 |
| Maryland Economic Dev. Corp., Purple Line Transit Partners Light Rail, Series D, 5.00%, 3/31/30 (1) | 2,465 | 2,780 |
| Maryland Economic Dev. Corp., Purple Line Transit Partners Light Rail, Series D, 5.00%, 3/31/36 (1) | 2,510 | 2,765 |
| Maryland HHEFA, Adventist Healthcare, Series A 5.50%, 1/1/36 | 1,445 | 1,637 |
| Maryland HHEFA, Adventist Healthcare, Series A 5.50%, 1/1/46 | 5,000 | 5,540 |
| Maryland HHEFA, Adventist Healthcare, Series A 6.25%, 1/1/31 | 500 | 559 |
| Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39 | 5,000 | 5,500 |
| Maryland HHEFA, Anne Arundel Health, Series A 6.75%, 7/1/39 (Prerefunded 7/1/19) (2) | 1,100 | 1,160 |
| Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45 (Prerefunded 1/1/21) (2) | 2,000 | 2,207 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/33 | 4,500 | 4,990 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/38 | 4,000 | 4,390 |
| Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45 | 8,275 | 9,128 |
| Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27 | 2,055 | 2,296 |
| Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45 | 1,865 | 1,977 |
| Maryland HHEFA, Univ. of Maryland Medical, Series A 5.00%, 7/1/43 | 8,500 | 9,105 |
| Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34 | 2,500 | 2,715 |
| Maryland Stadium Auth., Baltimore City Public Schools Construction, Series A, 5.00%, 5/1/42 | 5,790 | 6,564 |
| Maryland Stadium Auth., Baltimore City Public Schools Construction, Series A, 5.00%, 5/1/47 | 4,300 | 4,856 |
| Maryland Transportation Auth., BWI Parking, Series B 5.00%, 3/1/27 (1) | 7,985 | 8,520 |
| Rockville, Ingleside at King Farm, Series A2, 5.00%, 11/1/31 | 295 | 324 |

| | | |
|---|---|---|
| Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42 | 2,000 | 2,153 |
| | | 100,968 |
| **Massachusetts 0.4%** | | |
| Massachusetts Dev. Fin. Agency, New Bridge on the Charles 5.00%, 10/1/57 (3) | 1,600 | 1,672 |
| Massachusetts DOT, Highway, Series B, 5.00%, 1/1/32 | 3,000 | 3,132 |
| Massachusetts Ed. Fin. Auth., Series H, 6.35%, 1/1/30 (1)(13) | 245 | 247 |
| Massachusetts Housing Fin. Agency, Multi-Family, Series C 5.35%, 12/1/42 (1) | 995 | 1,013 |
| | | 6,064 |
| **Michigan 1.8%** | | |
| Great Lakes Water Auth., Water Supply, Series B 5.00%, 7/1/46 | 7,375 | 8,045 |
| Michigan Fin Auth., McLaren Health Care, Series B 5.00%, 5/15/35 | 5,000 | 5,556 |
| Michigan Fin. Auth., Great Lakes Water Auth., Sewer Disposal Series C, 5.00%, 7/1/35 | 2,325 | 2,532 |
| Michigan Fin. Auth., Great Lakes Water Auth., Water Supply Series C-1, 5.00%, 7/1/44 | 1,000 | 1,081 |
| Michigan Fin. Auth., Great Lakes Water Auth., Water Supply Series D2, 5.00%, 7/1/34 | 2,250 | 2,447 |
| Michigan Fin. Auth., Henry Ford Heath, 5.00%, 11/15/34 | 3,225 | 3,599 |
| Michigan Fin. Auth., Henry Ford Heath, 5.00%, 11/15/37 | 3,500 | 3,882 |
| Michigan Fin. Auth., Trinity Health Credit Group, Series A 5.00%, 12/1/47 | 3,000 | 3,238 |
| | | 30,380 |
| **Minnesota 0.1%** | | |
| Wayzata, Folkestone Senior Living Community, Series A 5.75%, 11/1/39 | 2,000 | 2,081 |
| | | 2,081 |
| **Missouri 1.6%** | | |
| Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/25 | 3,620 | 3,973 |
| Missouri HEFA, St. Louis Univ., Series B, VRDN, 1.55%, 10/1/35 | 1,725 | 1,725 |

| | | |
|---|---|---|
| Missouri HEFA, Washington Univ., Series B, VRDN 1.50%, 3/1/40 | 2,900 | 2,900 |
| Missouri HEFA, Washington Univ., Series C, VRDN 1.55%, 3/1/40 | 6,000 | 6,000 |
| Missouri Joint Municipal Electric Utility Commission, IATAN 2 Series A, 5.00%, 1/1/33 (10) | 2,000 | 2,199 |
| Missouri Joint Municipal Electric Utility Commission Plum Point, 5.00%, 1/1/33 | 5,000 | 5,476 |
| St. Louis County IDA, Friendship Village, 5.00%, 9/1/48 | 1,750 | 1,878 |
| St. Louis County IDA, St. Andrews Resources for Seniors Series A, 5.125%, 12/1/45 | 825 | 862 |
| St. Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29 | 100 | 101 |
| St. Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35 | 585 | 594 |
| St. Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47 | 500 | 509 |
| | | 26,217 |
| **Nebraska 0.1%** | | |
| Central Plains Energy, Goldman Sachs Group, 5.25%, 9/1/37 | 1,000 | 1,099 |
| Douglas County Hosp. Auth. #2, Nebraska Methodist Health 5.00%, 11/1/45 | 1,230 | 1,335 |
| | | 2,434 |
| **Nevada 1.0%** | | |
| Clark County Airport, Las Vegas McCarran Int'l. Airport Series B, 5.125%, 7/1/36 | 1,805 | 1,891 |
| Clark County Airport, Las Vegas McCarran Int'l. Airport Series B, 5.75%, 7/1/42 | 7,575 | 8,039 |
| Las Vegas Redev. Agency, 5.00%, 6/15/40 | 2,615 | 2,851 |
| Las Vegas Redev. Agency, 5.00%, 6/15/45 | 2,300 | 2,500 |
| Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/28 | 800 | 879 |
| | | 16,160 |
| **New Jersey 6.5%** | | |
| New Jersey Economic Dev. Auth., Cigarette Tax 5.00%, 6/15/24 | 1,000 | 1,074 |
| New Jersey Economic Dev. Auth., Cigarette Tax 5.00%, 6/15/25 | 5,000 | 5,361 |

| | | |
|---|---|---|
| New Jersey Economic Dev. Auth., Cigarette Tax 5.00%, 6/15/28 | 500 | 534 |
| New Jersey Economic Dev. Auth., Cigarette Tax 5.00%, 6/15/29 | 500 | 533 |
| New Jersey Economic Dev. Auth., Goethals Bridge 5.00%, 1/1/31 (1)(4) | 1,000 | 1,103 |
| New Jersey Economic Dev. Auth., Goethals Bridge 5.125%, 1/1/34 (1) | 1,795 | 1,953 |
| New Jersey Economic Dev. Auth., Goethals Bridge 5.375%, 1/1/43 (1) | 3,000 | 3,269 |
| New Jersey Economic Dev. Auth., Goethals Bridge 5.625%, 1/1/52 (1) | 2,040 | 2,244 |
| New Jersey Economic Dev. Auth., Middlesex Water, Series A 5.00%, 10/1/23 | 2,455 | 2,747 |
| New Jersey Economic Dev. Auth., Port Newark Container Terminal, 5.00%, 10/1/37 (1) | 1,920 | 2,065 |
| New Jersey Economic Dev. Auth., Port Newark Container Terminal, 5.00%, 10/1/47 (1) | 5,795 | 6,180 |
| New Jersey Economic Dev. Auth., United Continental Airlines 4.875%, 9/15/19 (1) | 330 | 338 |
| New Jersey Economic Dev. Auth., United Continental Airlines 5.125%, 9/15/23 (1) | 1,000 | 1,080 |
| New Jersey Economic Dev. Auth., United Continental Airlines 5.25%, 9/15/29 (1) | 1,000 | 1,085 |
| New Jersey Economic Dev. Auth., United Continental Airlines Series B, 5.625%, 11/15/30 (1) | 2,500 | 2,797 |
| New Jersey EFA, Univ. of Medicine & Dentistry, Series B 7.50%, 12/1/32 (Prerefunded 6/1/19) (2) | 3,000 | 3,175 |
| New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A, 5.00%, 7/1/23 | 1,255 | 1,385 |
| New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A, 5.00%, 7/1/24 | 4,500 | 4,946 |
| New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A, 5.00%, 7/1/25 | 1,000 | 1,097 |
| New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A, 5.00%, 7/1/43 | 3,500 | 3,846 |
| New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A, 5.00%, 7/1/44 | 3,350 | 3,607 |
| New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A, 5.625%, 7/1/37 (Prerefunded 7/1/21) (2) | 2,000 | 2,206 |

| | | |
|---|---|---|
| New Jersey Health Care Fac. Fin. Auth., Hackensack Meridian Health, 5.00%, 7/1/25 | 4,000 | 4,403 |
| New Jersey Health Care Fac. Fin. Auth., Hackensack Meridian Health, 5.00%, 7/1/26 | 1,000 | 1,097 |
| New Jersey Health Care Fac. Fin. Auth., Hackensack Meridian Health, Series A, 5.25%, 7/1/57 | 2,000 | 2,259 |
| New Jersey Health Care Fac. Fin. Auth., Univ. Hosp., Series A 5.00%, 7/1/46 (4) | 3,550 | 3,878 |
| New Jersey Higher Ed. Student Assistance Auth., Series 1 5.00%, 12/1/18 (1) | 2,000 | 2,034 |
| New Jersey Higher Ed. Student Assistance Auth., Series 1A 5.00%, 12/1/26 | 1,055 | 1,095 |
| New Jersey Higher Ed. Student Assistance Auth., Series 1A-1 5.00%, 12/1/22 (1) | 2,000 | 2,177 |
| New Jersey Institute of Technology, Series A, 5.00%, 7/1/40 | 3,500 | 3,886 |
| New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (2) | 1,220 | 1,358 |
| New Jersey Institute of Technology, Series A Unrefunded Balance, 5.00%, 7/1/42 | 2,780 | 2,997 |
| New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A1, 5.00%, 6/15/21 | 5,275 | 5,598 |
| New Jersey Transportation Trust Fund Auth., Series A 6.00%, 12/15/38 (Prerefunded 12/15/18) (2)(13) | 1,045 | 1,072 |
| New Jersey Transportation Trust Fund Auth., Series A Unrefunded Balance, 6.00%, 12/15/38 | 1,955 | 2,000 |
| New Jersey Transportation Trust Fund Auth., Series B 5.50%, 6/15/31 | 3,000 | 3,178 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/30 | 4,000 | 4,377 |
| North Hudson Sewer Auth., Series A, 5.00%, 6/1/20 | 2,710 | 2,867 |
| North Hudson Sewer Auth., Series A, 5.00%, 6/1/21 | 955 | 1,032 |
| Tobacco Settlement Fin. Corp., Series A, 5.00%, 6/1/28 | 1,000 | 1,144 |
| Tobacco Settlement Fin. Corp., Series A, 5.00%, 6/1/35 | 4,500 | 4,972 |
| Tobacco Settlement Fin. Corp., Series A, 5.00%, 6/1/36 | 700 | 772 |
| Tobacco Settlement Fin. Corp., Series A, 5.00%, 6/1/37 | 1,000 | 1,102 |
| Tobacco Settlement Fin. Corp., Series A, 5.00%, 6/1/46 | 1,700 | 1,835 |
| | | 107,758 |

**New York 12.0%**

| | | |
|---|---|---|
| Brooklyn Arena Local Dev. Corp., Barclays Center, Series A 5.00%, 7/15/42 | 4,800 | 5,231 |
| Buffalo & Erie County Industrial Land Dev., Buffalo State College Foundation Housing, Series A, 5.375%, 10/1/41 | 3,140 | 3,399 |
| Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (1)(3) | 310 | 314 |
| Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3) | 1,500 | 1,601 |
| Dormitory Auth. of the State of New York, Mount Sinai Hosp. Series A, 5.00%, 7/1/23 | 3,200 | 3,385 |
| Dormitory Auth. of the State of New York, Personal Income Tax Series B, 5.00%, 3/15/32 | 6,250 | 6,842 |
| Dormitory Auth. of the State of New York, Saint John's Univ. Series A, 5.00%, 7/1/44 | 1,400 | 1,515 |
| Dormitory Auth. of the State of New York, Sales Tax, Series A 5.00%, 3/15/35 | 6,050 | 6,906 |
| Dormitory Auth. of the State of New York, Series A 5.00%, 10/1/25 (Prerefunded 10/1/21) (2) | 2,835 | 3,108 |
| Dormitory Auth. of the State of New York, Series A, GO 5.00%, 10/1/25 | 165 | 179 |
| Dormitory Auth. of the State of New York, The New School 5.00%, 7/1/37 | 2,605 | 2,895 |
| Glen Cove Local Economic Assistance Corp., Garvies Point Series A, 5.00%, 1/1/56 | 745 | 769 |
| Glen Cove Local Economic Assistance Corp., Garvies Point Series B, Zero Coupon, 1/1/45 | 1,360 | 359 |
| Glen Cove Local Economic Assistance Corp., Garvies Point Series C, VR, 0.00%, 1/1/55 | 970 | 795 |
| Hudson Yards Infrastructure, Series A, 5.75%, 2/15/47 (Prerefunded 2/15/21) (2) | 925 | 1,018 |
| Hudson Yards Infrastructure, Series A, 5.75%, 2/15/47 | 575 | 622 |
| Long Island Power Auth., Series A, 5.00%, 9/1/34 | 1,325 | 1,458 |
| Long Island Power Auth., Series A, 5.00%, 9/1/37 | 5,175 | 5,643 |
| Long Island Power Auth., Series A, 6.00%, 5/1/33 (Prerefunded 5/1/19) (2) | 1,000 | 1,040 |
| Long Island Power Auth., Series A, 6.25%, 4/1/33 (Prerefunded 4/1/19) (2) | 1,670 | 1,736 |
| Metropolitan Transportation Auth. of New York, Dedicated Tax Fund, Series A, 5.25%, 11/15/31 | 5,000 | 5,933 |

| | | |
|---|---|---|
| Metropolitan Transportation Auth. of New York, Series B 5.25%, 11/15/26 (4) | 4,000 | 4,776 |
| Metropolitan Transportation Auth. of New York, Series C 6.50%, 11/15/28 (Prerefunded 11/15/18) (2) | 1,490 | 1,528 |
| Metropolitan Transportation Auth. of New York, Series C 6.50%, 11/15/28 (Prerefunded 11/15/18) (2) | 125 | 128 |
| Metropolitan Transportation Auth. of New York, Series C 6.50%, 11/15/28 | 385 | 395 |
| MTA Hudson Rail Yards Trust, Series A, 5.00%, 11/15/46 | 17,500 | 18,088 |
| Nassau County IDA, Amsterdam at Harborside, Series A 5.875%, 1/1/23 | 184 | 191 |
| Nassau County IDA, Amsterdam at Harborside, Series A 6.50%, 1/1/32 | 296 | 314 |
| Nassau County IDA, Amsterdam at Harborside, Series A 6.70%, 1/1/49 | 2,679 | 2,843 |
| Nassau County IDA, Amsterdam at Harborside, Series A 6.70%, 1/1/49 | 175 | 186 |
| Nassau County IDA, Amsterdam at Harborside, Series B 5.50%, 7/1/20 | 90 | 91 |
| Nassau County IDA, Amsterdam at Harborside, Series C 2.00%, 1/1/49 (9)(14) | 636 | 108 |
| New York City, Sereis B1, GO, 5.00%, 10/1/38 | 5,050 | 5,766 |
| New York City, Series E-5, GO, VRDN, 1.59%, 3/1/48 | 14,985 | 14,985 |
| New York City, Series I4, GO, VRDN, 1.59%, 4/1/36 | 4,250 | 4,250 |
| New York City, Series J, GO, 5.00%, 8/1/30 | 4,310 | 4,860 |
| New York City, Series J, GO, 5.00%, 8/1/33 | 1,500 | 1,683 |
| New York City Municipal Water Fin. Auth., Water & Sewer Series A, 5.75%, 6/15/40 (Prerefunded 6/15/18) (2) | 350 | 352 |
| New York City Municipal Water Fin. Auth., Water & Sewer Series A, 5.75%, 6/15/40 | 250 | 251 |
| New York City Municipal Water Fin. Auth., Water & Sewer Series B1, VRDN, 1.61%, 6/15/45 | 12,650 | 12,650 |
| New York City Transitional Fin. Auth., Building Aid, Series S1A 5.00%, 7/15/33 | 2,000 | 2,161 |
| New York City Transitional Fin. Auth., Building Aid, Series S3 5.00%, 7/15/43 | 5,000 | 5,703 |
| New York Liberty Dev. Corp., 3 World Trade Center 5.15%, 11/15/34 (3) | 1,750 | 1,904 |

| | | |
|---|---|---|
| New York Liberty Dev. Corp., 3 World Trade Center 5.375%, 11/15/40 (3) | 3,500 | 3,812 |
| New York Liberty Dev. Corp., One Bryant Park, Series CL-3 6.375%, 7/15/49 | 3,500 | 3,702 |
| New York Liberty Dev. Corp., Port Auth. of New York/New Jersey, 4 World Trade Center, 5.75%, 11/15/51 | 9,170 | 10,166 |
| New York State Mortgage Agency, Single Family Homeowner Program, VRDN, 1.59%, 10/1/37 (1) | 1,005 | 1,005 |
| New York State Thruway Auth., Series A, 5.00%, 5/1/19 | 5,700 | 5,877 |
| New York State Thruway Auth., Series A, 5.25%, 1/1/56 | 2,025 | 2,271 |
| New York Transportation Dev. Corp., American Airlines 5.00%, 8/1/31 (1) | 1,450 | 1,520 |
| New York Transportation Dev. Corp., Delta Airlines LaGuardia Airport, IDRB, 5.00%, 1/1/34 (1)(5) | 3,000 | 3,327 |
| New York Transportation Dev. Corp., Delta Airlines LaGuardia Airport, IDRB, 5.00%, 1/1/36 (1)(5) | 2,750 | 3,031 |
| Onondaga Civic Dev. Corp., Saint Joseph's Hosp. 5.00%, 7/1/42 (Prerefunded 7/1/22) (2) | 3,415 | 3,799 |
| Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41 | 2,000 | 2,181 |
| Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.50%, 12/1/31 | 2,000 | 2,208 |
| Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal 6.00%, 12/1/36 | 1,000 | 1,095 |
| Port Auth. of New York & New Jersey, Series 172 5.00%, 10/1/34 (1) | 2,000 | 2,172 |
| Port Auth. of New York & New Jersey, Series 190 5.00%, 5/1/35 | 4,000 | 4,225 |
| Triborough Bridge & Tunnel Auth., Series A, 5.00%, 1/1/28 (Prerefunded 1/1/22) (2) | 3,000 | 3,313 |
| Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25 | 2,000 | 2,231 |
| Westchester County Local Dev. Corp., Pace Univ., Series A 5.50%, 5/1/42 | 4,515 | 4,936 |
| | | 198,832 |
| **North Carolina 1.7%** | | |
| Charlotte Douglas Int'l. Airport, Series A, 5.00%, 7/1/33 | 1,550 | 1,677 |
| Charlotte Douglas Int'l. Airport, Series A, 5.00%, 7/1/39 | 2,255 | 2,382 |

| | | |
|---|---|---|
| Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN 1.57%, 1/15/38 | 3,460 | 3,460 |
| North Carolina Medical Care Commission, Galloway Ridge Series A, 5.25%, 1/1/41 | 500 | 518 |
| North Carolina Medical Care Commission, Galloway Ridge Series A, 6.00%, 1/1/39 | 520 | 543 |
| North Carolina Medical Care Commission, Vidant Health 5.00%, 6/1/40 | 5,000 | 5,500 |
| North Carolina Medical Care Commission, Vidant Health 5.00%, 6/1/45 | 3,450 | 3,758 |
| North Carolina Municipal Power Agency #1, Catawba, Series A 5.00%, 1/1/28 | 7,650 | 8,798 |
| Raleigh-Durham Airport Auth., Series B1, 5.00%, 11/1/30 | 2,205 | 2,326 |
| | | 28,962 |
| **North Dakota 0.2%** | | |
| Grand Forks Health Care, Altru Health, 5.00%, 12/1/32 | 3,000 | 3,171 |
| | | 3,171 |
| **Ohio 1.1%** | | |
| Bowling Green, Student Housing, CFP I - Bowling Green State Univ., 5.75%, 6/1/31 (Prerefunded 6/1/20) (2) | 1,500 | 1,613 |
| Cuyahoga County, MetroHealth, 5.50%, 2/15/52 | 2,250 | 2,447 |
| Cuyahoga County, MetroHealth, 5.50%, 2/15/57 | 3,135 | 3,396 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/36 | 1,500 | 1,602 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/46 | 4,200 | 4,452 |
| Hamilton County, Life Enriching Communities, Series A 5.00%, 1/1/52 | 1,000 | 1,058 |
| Ohio, USG, IDRB, 5.65%, 3/1/33 (1) | 1,000 | 1,002 |
| Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(3) | 500 | 496 |
| Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(3) | 550 | 556 |
| Southeastern Ohio Port Auth., Memorial Health, 6.00%, 12/1/42 | 2,045 | 2,201 |
| | | 18,823 |
| **Oklahoma 0.4%** | | |
| Oklahoma County Fin. Auth., Epworth Villa, Series A 5.00%, 4/1/33 | 1,000 | 925 |

| | | |
|---|---|---|
| Oklahoma County Fin. Auth., Epworth Villa, Series A 5.875%, 4/1/30 | 250 | 244 |
| Oklahoma Dev. Fin. Auth., OU Medicine, Series B 5.50%, 8/15/52 | 1,580 | 1,764 |
| Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47 | 1,300 | 1,469 |
| Tulsa County IDA, Montereau, Senior Living Community 5.25%, 11/15/45 | 625 | 685 |
| Tulsa County IDA, Montereau, Senior Living Community Series A, 7.25%, 11/1/40 (Prerefunded 5/1/20) (2) | 1,500 | 1,648 |
| | | 6,735 |
| **Oregon 0.2%** | | |
| Deschutes County Hosp. Fac. Auth., Cascade Healthcare Community, 8.25%, 1/1/38 (Prerefunded 1/1/19) (2) | 750 | 781 |
| Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (1) | 3,000 | 3,329 |
| | | 4,110 |
| **Pennsylvania 2.4%** | | |
| Cumberland County Municipal Auth., Asbury Obligated Group 5.25%, 1/1/32 | 1,465 | 1,510 |
| Cumberland County Municipal Auth., Asbury Obligated Group 5.25%, 1/1/41 | 1,190 | 1,221 |
| Montgomery County Higher Ed. & Health Auth., Thomas Jefferson Univ., Series A, 5.00%, 9/1/34 (5) | 2,750 | 3,100 |
| Montgomery County Higher Ed. & Health Auth., Thomas Jefferson Univ., Series A, 5.00%, 9/1/37 (5) | 3,500 | 3,923 |
| Montgomery County IDA, Albert Einstein Healthcare, Series A 5.25%, 1/15/45 | 4,270 | 4,501 |
| Montgomery County IDA, New Regional Medical Center 5.375%, 8/1/38 (Prerefunded 8/1/20) (2) | 2,075 | 2,226 |
| Pennsylvania Economic Dev. Fin. Auth., National Gypsum IDRB, 5.50%, 11/1/44 (1) | 2,500 | 2,628 |
| Pennsylvania Economic Dev. Fin. Auth., USG, 6.00%, 6/1/31 (1) | 1,500 | 1,503 |
| Pennsylvania Fin. Auth., Tobacco Industry, 5.00%, 6/1/34 | 600 | 667 |
| Pennsylvania Higher Ed. Fac. Auth., Drexel Univ., 5.00%, 5/1/34 | 4,380 | 4,864 |
| Pennsylvania Public School Building Auth., Philadelphia School Dist., Series A, GO, 5.00%, 6/1/32 (4) | 5,000 | 5,591 |

| | | |
|---|---|---|
| Philadelphia IDA, Temple Univ., Series 2016, 5.00%, 4/1/34 | 7,675 | 8,581 |
| | | 40,315 |
| **Rhode Island 0.0%** | | |
| Central Falls Detention Fac. Corp., 7.25%, 7/15/35 (9)(14) | 490 | 88 |
| | | 88 |
| **South Carolina 0.2%** | | |
| South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/29 | 2,000 | 2,197 |
| South Carolina Public Service Auth., Series A 5.50%, 1/1/38 (Prerefunded 1/1/19) (2) | 1,840 | 1,884 |
| | | 4,081 |
| **South Dakota 0.5%** | | |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/22 (Prerefunded 9/1/20) (2) | 1,250 | 1,332 |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/23 (Prerefunded 9/1/20) (2) | 250 | 267 |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/28 (Prerefunded 9/1/20) (2) | 4,750 | 5,067 |
| South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/37 | 1,030 | 1,119 |
| | | 7,785 |
| **Tennessee 1.3%** | | |
| Blount Count HEFA, Asbury, Series A, 5.00%, 1/1/47 | 3,900 | 4,027 |
| Metropolitan Gov't. of Nashville and Davidson County Health and Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A 5.00%, 7/1/35 | 2,815 | 3,115 |
| Metropolitan Gov't. of Nashville and Davidson County Health and Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A 5.00%, 7/1/40 | 1,550 | 1,703 |
| Metropolitan Gov't. of Nashville and Davidson County Health and Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A 5.00%, 7/1/46 | 9,115 | 9,970 |
| Tennessee Energy Acquisition Corp., Goldman Sachs Group Series A, 5.25%, 9/1/24 | 2,650 | 2,991 |
| | | 21,806 |

| | | |
|---|---|---|
| **Texas 9.7%** | | |
| Austin Airport, Series B, 5.00%, 11/15/41 (1) | 1,350 | 1,494 |
| Austin Convention Enterprises, Convention Center, 1st Tier Series A, 5.00%, 1/1/34 | 1,300 | 1,456 |
| Austin Convention Enterprises, Convention Center, 2nd Tier Series B, 5.00%, 1/1/26 | 1,050 | 1,165 |
| Brazos River Auth., Vistra, PCR, EC, 8.25%, 5/1/33 (1)(9)(15) | 1,000 | – |
| Brazos River Harbor Navigation Dist., Dow Chemical, Series A IDRB, 5.95%, 5/15/33 (1) | 3,000 | 3,071 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/42 | 4,490 | 4,797 |
| Central Texas Regional Mobility Auth., Senior Lien, Series A 5.00%, 1/1/28 | 550 | 619 |
| Dallas/Fort Worth Airport, Series A, 5.25%, 11/1/30 (1) | 5,680 | 6,320 |
| Dallas/Fort Worth Airport, Series C, 5.125%, 11/1/43 (1) | 4,650 | 5,036 |
| Dallas/Fort Worth Airport, Series D, 5.00%, 11/1/38 (1) | 11,695 | 12,486 |
| Dallas/Fort Worth Airport, Series E, 5.00%, 11/1/35 (1) | 5,000 | 5,265 |
| Gulf Coast Waste Disposal Auth., Exxon Mobil, VRDN 1.58%, 6/1/30 (1) | 975 | 975 |
| Harris County Cultural Ed. Fac., Brazos Presbyterian Homes Series B, 6.375%, 1/1/33 | 1,385 | 1,552 |
| Harris County Cultural Ed. Fac., Houston Methodist Hosp. Series C1, VRDN, 1.62%, 12/1/24 | 3,700 | 3,700 |
| Harris County Cultural Ed. Fac., Thermal Energy, 5.00%, 11/15/31 | 650 | 756 |
| Harris County Cultural Ed. Fac., Thermal Energy, 5.00%, 11/15/33 | 6,400 | 7,363 |
| Harris County Health Fac. Dev. Corp., Houston Methodist Hosp. Series A1, VRDN, 1.62%, 12/1/41 | 1,400 | 1,400 |
| Houston Airport, Series A, 5.00%, 7/1/36 (1) | 1,100 | 1,241 |
| Houston Airport, Series A, 5.00%, 7/1/37 (1) | 2,125 | 2,394 |
| Houston Airport, Series A, 5.00%, 7/1/41 (1) | 3,250 | 3,640 |
| Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (1) | 1,500 | 1,604 |
| Joint Guadalupe County - City of Seguin, Board of Managers Guadalupe Regional Medical Center, 5.00%, 12/1/29 | 1,700 | 1,785 |
| Joint Guadalupe County - City of Seguin, Board of Managers Guadalupe Regional Medical Center, 5.00%, 12/1/40 | 1,000 | 1,013 |
| Lower Colorado River Auth., Transmission Services, Series A 5.00%, 5/15/28 | 3,320 | 3,570 |

| | | |
|---|---|---|
| Lower Colorado River Auth., Transmission Services, Series A 5.00%, 5/15/33 | 3,500 | 3,746 |
| New Hope Cultural Ed. Fac. Fin. Corp., CHF Stephenville III - Tarleton State Univ., Series A, 5.00%, 4/1/35 | 420 | 451 |
| New Hope Cultural Ed. Fac. Fin. Corp., CHF Stephenville III - Tarleton State Univ., Series A, 5.00%, 4/1/47 | 2,070 | 2,216 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37 | 5,000 | 5,632 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/39 | 2,705 | 3,014 |
| North Texas Tollway Auth., Series A, 5.00%, 1/1/43 | 12,500 | 14,069 |
| North Texas Tollway Auth., Series A, 5.00%, 1/1/48 | 7,450 | 8,346 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health 6.25%, 11/15/29 (Prerefunded 11/15/18) (2) | 1,520 | 1,556 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health 6.25%, 11/15/29 (Prerefunded 11/15/18) (2) | 640 | 655 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health 6.25%, 11/15/29 (Prerefunded 11/15/18) (2) | 90 | 92 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Buckingham Senior Living Community, Series A, 5.50%, 11/15/45 | 1,125 | 1,144 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Buckner Retirement Services, Series A, 5.00%, 11/15/28 | 585 | 664 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Buckner Retirement Services, Series A, 5.00%, 11/15/30 | 750 | 844 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Buckner Retirement Services, Series A, 5.00%, 11/15/37 | 1,105 | 1,217 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Buckner Retirement Services, Series B, 5.00%, 11/15/40 | 1,225 | 1,345 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Buckner Retirement Services, Series B, 5.00%, 11/15/46 | 2,385 | 2,608 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere - Northwest Senior High School, Series A, 5.00%, 11/15/45 | 2,830 | 2,889 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, Series A, 5.00%, 2/15/41 | 2,900 | 3,235 |
| Texas, Transportation Commission, Series A, GO 5.00%, 10/1/44 | 5,460 | 6,072 |
| Texas Municipal Gas Acquisition & Supply I, Merrill Lynch Senior Lien, Series D, 6.25%, 12/15/26 | 2,000 | 2,327 |
| Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/25 | 4,000 | 4,386 |

| | | |
|---|---|---|
| Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/28 | 3,000 | 3,269 |
| Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/29 | 2,200 | 2,392 |
| Texas Private Activity Bond Surface Transportation, Blueridge Transportation Group, 5.00%, 12/31/45 (1) | 2,500 | 2,699 |
| Texas Private Activity Bond Surface Transportation, Blueridge Transportation Group, 5.00%, 12/31/50 (1) | 850 | 914 |
| Texas Transportation Commission, Central Texas Turnpike Series C, 5.00%, 8/15/37 | 11,130 | 12,058 |
| Travis County Health Fac. Dev. Corp., Westminster Manor 7.00%, 11/1/30 (Prerefunded 11/1/20) (2) | 805 | 899 |
| Travis County Health Fac. Dev. Corp., Westminster Manor Unrefunded Balance, 7.00%, 11/1/30 | 150 | 161 |
| | | 161,602 |
| **Utah 1.4%** | | |
| Murray City, IHC Health Services, Series D, VRDN 1.57%, 5/15/36 | 16,300 | 16,300 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/42 (1) | 1,000 | 1,114 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/47 (1) | 5,300 | 5,883 |
| | | 23,297 |
| **Virgin Islands 0.0%** | | |
| Virgin Islands PFA, Diageo, 6.75%, 10/1/37 | 850 | 612 |
| | | 612 |
| **Virginia 5.1%** | | |
| Chesapeake Bay Bridge & Tunnel Dist., 5.00%, 7/1/46 | 1,000 | 1,096 |
| Chesapeake Bay Bridge & Tunnel Dist., 5.00%, 7/1/51 | 690 | 752 |
| Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/44 | 5,000 | 5,496 |
| Fairfax County IDA, Inova Health, Series A, 5.50%, 5/15/35 (Prerefunded 5/15/19) (2) | 610 | 632 |
| Fairfax County IDA, Inova Health, Series A, 5.50%, 5/15/35 (Prerefunded 5/15/19) (2) | 1,115 | 1,156 |
| Greater Richmond Convention Center, Hotel Tax 5.00%, 6/15/31 | 4,635 | 5,222 |

| | | |
|---|---|---|
| Hampton Roads Transportation Commission, Series A 5.50%, 7/1/57 | 14,215 | 16,810 |
| James City County Economic Dev. Auth., Windsormeade United Methodist Homes, Series A, 2.00%, 10/1/48 (16) | 201 | 15 |
| James City County Economic Dev. Auth., Windsormeade United Methodist Homes, Series A, 6.00%, 6/1/43 | 1,157 | 1,124 |
| New Port CDA, Special Assessment, 5.60%, 9/1/36 (9)(14) | 405 | 184 |
| Stafford County Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/34 | 1,445 | 1,583 |
| Stafford County Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/36 | 2,070 | 2,259 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 7/1/25 (1) | 1,000 | 1,093 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 7/1/27 (1) | 1,000 | 1,083 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.50%, 1/1/42 (1) | 5,175 | 5,627 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings 6.00%, 1/1/37 (1) | 4,075 | 4,535 |
| Virginia Small Business Fin. Auth., I-66 Express Mobility Partners, Transform 66 P3, 5.00%, 12/31/49 (1) | 1,000 | 1,078 |
| Virginia Small Business Fin. Auth., I-66 Express Mobility Partners, Transform 66 P3, 5.00%, 12/31/52 (1) | 4,000 | 4,301 |
| Virginia Small Business Fin. Auth., I-66 Express Mobility Partners, Transform 66 P3, 5.00%, 12/31/56 (1) | 7,400 | 7,939 |
| Virginia Small Business Fin. Auth., I-95 Express Lanes Series 2012, 5.00%, 1/1/40 (1) | 7,190 | 7,634 |
| Virginia Small Business Fin. Auth., I-95 Express Lanes Series 2017, 5.00%, 1/1/40 (1) | 10,080 | 10,702 |
| Winchester IDA, Valley Health, 5.625%, 1/1/44 (Prerefunded 1/1/19) (2) | 3,800 | 3,894 |
| | | 84,215 |
| **Washington 0.6%** | | |
| Chelan County Public Utility Dist. No. 1, Rock Island Hydro Zero Coupon, 6/1/18 (12) | 585 | 584 |
| Greater Wenatchee Regional Events Center, Series A 5.50%, 9/1/42 | 650 | 662 |

| | | |
|---|---|---|
| King County Public Hosp. Dist. #1, Valley Medical Center 5.75%, 9/1/20 (10)(11) | 6,930 | 7,242 |
| Washington Health Care Fac. Auth., Highline Medical Center 6.25%, 8/1/36 (Prerefunded 8/1/18) (2) | 995 | 1,006 |
| | | 9,494 |
| **West Virginia 0.2%** | | |
| Monongalia County Commission, Univ. Town Center Economic Dev. Dist., Series A, 5.50%, 6/1/37 (3) | 425 | 436 |
| Monongalia County Commission, Univ. Town Center Economic Dev. Dist., Series A, 5.75%, 6/1/43 (3) | 425 | 440 |
| West Virginia Economic Dev. Auth., Appalachian Power 5.375%, 12/1/38 (Tender 12/1/20) | 1,800 | 1,929 |
| | | 2,805 |
| **Wisconsin 1.2%** | | |
| Wisconsin HEFA, Saint John's Communities, Series A 5.00%, 9/15/50 | 1,390 | 1,435 |
| Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (1) | 1,750 | 1,924 |
| Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (1)(3) | 1,000 | 1,118 |
| Wisconsin PFA, Denver Great Hall, 5.00%, 9/30/49 (1) | 10,500 | 11,368 |
| Wisconsin PFA, Searstone Retirement Community, Series A 5.20%, 6/1/37 | 1,500 | 1,468 |
| Wisconsin PFA, Searstone Retirement Community, Series A 5.30%, 6/1/47 | 2,500 | 2,431 |
| | | 19,744 |
| Total Municipal Securities (Cost $1,636,690) | | 1,660,190 |
| **Total Investments in Securities** | | |
| **100.0% of Net Assets (Cost $1,636,690)** | | **$ 1,660,190** |

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Interest subject to alternative minimum tax

(2) Prerefunded date is used in determining portfolio maturity.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $19,163 and represents 1.2% of net assets.

(4) Insured by Assured Guaranty Municipal Corporation

(5) When-issued security

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has two classes of shares: the Summit Municipal Income Fund (Investor Class) and the Summit Municipal Income Fund–Advisor Class (Advisor Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor Class does not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Income distributions are declared by each class daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. To the extent any expenses are waived or reimbursed in accordance with an expense limitation (see Note 5), the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2018:

There were no material transfers between Levels 1 and 2 during the six months ended April 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2018, totaled $0 for the six months ended April 30, 2018.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt At April 30, 2018, approximately 12% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Investments in noninvestment-grade holdings may be considered speculative.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $367,674,000 and $39,390,000, respectively, for the six months ended April 30, 2018.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. As of October 31, 2017, the fund had $14,773,000 of available capital loss carryforwards, which expire as follows: $2,277,000 in fiscal 2019; $12,496,000 have no expiration.

At April 30, 2018, the cost of investments for federal income tax purposes was $1,636,690,000. Net unrealized gain aggregated $23,500,000 at period-end, of which $37,985,000 related to appreciated investments and $14,485,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $64,347,000 and $16,800,000, respectively, with net realized gain of $0 for the six months ended April 30, 2018.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at an in-person meeting held on March 5–6, 2018 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2017, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Advisor has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and has historically sought to set the initial all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account the potential future economies of scale. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because the primary investment resources utilized to manage the fund are shared with other actively managed funds. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), fifth quintile (Advisor Class Expense Group), and fourth quintile (Expense Universe); and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group and Advisor Class Expense Group) and second quintile (Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	June 15, 2018